As filed with the Securities and Exchange Commission on October 1, 2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: July 31

Date of reporting period: August 1, 2018 – July 31, 2019

ITEM 1. REPORT TO STOCKHOLDERS.

ABR Funds

ABR Dynamic Blend Equity & Volatility Fund

ABR Dynamic Short Volatility Fund

Annual Report

July 31, 2019

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND

A MESSAGE TO OUR SHAREHOLDERS (Unaudited)

JULY 31, 2019

Dear Shareholder,

ABR Dynamic Funds, LLC is pleased to review the performance of the ABR Dynamic Blend Equity & Volatility Fund (“ABRVX” or the “Fund”) from August 1, 2018 through July 31, 2019. During this period, the Institutional Shares of the Fund returned -0.31%.

The investment objective of the Fund is to seek investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a benchmark index that measures the investment returns of a dynamic ratio of large-capitalization stocks and the volatility of large-capitalization stocks. The underlying index is the ABR Dynamic Blend Equity & Volatility Index Powered by Wilshire (“ABRVXX Index” or the “Index”).

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowing for investment purposes) in securities and instruments, including derivatives, that provide exposure to the constituents of the Index. For purposes of this policy, the notional value of the Fund’s investments in derivative instruments that provide exposure to the constituents of the Index may be counted toward satisfaction of the 80% policy. The Fund uses equities (via instruments that track the S&P 500® Total Return Index), equity volatility (via instruments that track the S&P 500® VIX Short-Term Futures Total Return Index – “SPVXSTR” Index), and cash (via cash instruments).

The Fund employs a rules-based strategy to determine an allocation among equities, equity volatility, and cash. The approach is designed to approximately match the allocations of the ABRVXX Index. The strategy’s exposure to volatility tends to increase in periods of relatively high volatility and decrease in periods of relatively low volatility. Although not guaranteed, these tendencies are designed to capture favorable volatility movements in turbulent markets while preserving positive performance during extended rising markets. If successful in this design, the strategy may serve as a useful source of diversification to equity markets over multiple market cycles.

During the past fiscal year, ABRVX returned -0.31%. Despite excessive media attention around Q4 2018, the past fiscal year brought only modest ups and downs in equity markets, in line with (or even lower than) long-term historical volatility. The repeated volatility trend reversals during the fiscal year were somewhat difficult for the Fund’s trend-following strategy to navigate. However, ABRVX did outperform the S&P 500 in the 3 down months for the S&P 500 (October, December, and May), losing an average of 3.63% per month compared to the S&P 500’s average loss of 7.41% per month. As previously noted, following each of these three months, during which the Fund’s strategy prepared for a more significant increase in volatility, there were reversals higher in equity markets and lower in volatility.

Overall, the Fund’s underlying strategy prepared for a crisis 3 times during the fiscal year, and, despite no crisis actually materializing, ABRVX was approximately even for the fiscal year.

For more information on ABR Dynamic Funds, LLC, please visit our website: www.abrfunds.com.

The return on and value of an investment in the mutual fund will fluctuate in response to market movements. Investments are subject to market risks, such as rapid increase or decrease in an investment value or liquidity, fluctuations in price due to economic conditions and other factors beyond the control of the Adviser. As with any mutual fund, there are risks involved with investing in the Fund, including the possible loss of principal. Other risks specific to the Fund are detailed in the prospectus. The Fund may be non-diversified, and fluctuations in individual holdings will have a greater impact on the Fund’s performance. The Fund may also invest in derivative instruments, and a small investment could have a large potential impact on the performance of the Fund. Future contracts have risks associated with index correlation, liquidity, default and margin. The Fund is not “actively” managed; passive management will not otherwise take defensive positions in declining markets unless such positions are reflected in the Index.

ABR DYNAMIC SHORT VOLATILITY FUND

A MESSAGE TO OUR SHAREHOLDERS (Unaudited)

JULY 31, 2019

Dear Shareholder,

ABR Dynamic Funds, LLC is pleased to review the performance of the ABR Dynamic Short Volatility Fund (“ABRSX” or the “Fund”) from August 1, 2018 through July 31, 2019. During this period, the Institutional Shares of the Fund returned +9.46%.

The investment objective of the Fund is to seek long-term capital appreciation.

The Fund seeks to capitalize on the long-term historical downward trend of the price of CBOE Volatility Index (“VIX” Index) futures*, while mitigating the effect of sudden price appreciation in VIX futures. The Fund will invest primarily in securities and derivative instruments for the purpose of gaining short exposure to VIX futures, long exposure to long-term U.S. Treasury bonds, and cash.

The Fund relies principally on a model to determine its allocations among short VIX futures, long U.S. treasuries, and cash. The model is measured by the ABR Enhanced Short Volatility Index Powered by Wilshire (“ABRXIV”). However, the Fund is not an index fund and may consider factors outside of the model when making investments decisions. In low volatility environments, the model typically targets a larger allocation to U.S. treasuries and a smaller allocation to short VIX futures. In medium volatility environments, the model typically targets a smaller allocation to U.S. treasuries and a larger allocation to short VIX futures. In high volatility environments, the model typically targets a smaller allocation to both, with a larger cash allocation. These targets are designed to facilitate the Fund’s intended capitalization on the long-term historical downward trend of VIX futures*, while striving to mitigate the loss from sudden spikes in VIX futures.

ABRSX drew down in Q4 2018, as any short volatility strategy may be expected to do. However, the ABRSX strategy significantly mitigated the risk of a static short allocation to VIX futures. In Q4 2018, ABRSX lost 30.03% while a static short allocation to VIX futures (measured by SPVXSPI Index) lost 50.51%. Following the drawdown, ABRSX was able to capitalize on the resumption of the long-term historical downward trend of VIX futures. In January – July, ABRSX made 54.53% while SPVXSPI made 66.78%.

Overall, the Fund’s model succeeded in mitigating the risk of rapidly appreciating VIX futures and then participating in the gains from the long-term historical downward trend of VIX futures. For the fiscal year, ABRSX returned +9.46% while a static short allocation to VIX futures was unable to recover fully from its Q4 2018 drawdown and returned -6.56%.

For more information on ABR Dynamic Funds, LLC, please visit our website: www.abrfunds.com.

*From 2006 to July 31, 2019, VIX futures declined by 99.96%, as measured by the SPVXSTR Index.

The return on and value of an investment in the mutual fund will fluctuate in response to market movements. Investments are subject to market risks, such as rapid increase or decrease in an investment value or liquidity, fluctuations in price due to economic conditions and other factors beyond the control of the Adviser. As with any mutual fund, there are risks involved with investing in the Fund, including the possible loss of principal. Other risks specific to the Fund are detailed in the prospectus. The Fund may be non-diversified, and fluctuations in individual holdings will have a greater impact on the Fund’s performance. The Fund may also invest in derivative instruments, and a small investment could have a large potential impact on the performance of the Fund. Future contracts have risks associated with index correlation, liquidity, default and margin. The Fund may take temporary defensive positions under extraordinary market, political, or macroeconomic conditions.

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND

PERFORMANCE CHART AND ANALYSIS (Unaudited)

JULY 31, 2019

The following chart reflects the change in the value of a hypothetical $100,000 investment in Institutional Shares, including reinvested dividends and distributions, in the ABR Dynamic Blend Equity & Volatility Fund (the “Fund”) compared with the performance of the benchmark, S&P 500 Index (the "S&P 500"), since inception. The S&P 500 is a broad-based measurement of the U.S. stock market based on the performance of 500 widely held large capitalization common stocks. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.

Comparison of Change in Value of a $100,000 Investment

ABR Dynamic Blend Equity & Volatility Fund - Institutional Shares vs. S&P 500 Index

Average Annual Total Returns
Periods Ended July 31, 2019	One Year	Since Inception(1)
ABR Dynamic Blend Equity & Volatility Fund - Institutional Shares	-0.31%	2.80%
ABR Dynamic Blend Equity & Volatility Fund - Investor Shares	-0.61%	2.47%
S&P 500 Index	7.99%	11.46%

(1)	Institutional Shares commenced operations on August 3, 2015 and Investor Shares commenced operations on August 14, 2015. The returns shown for the S&P 500 Index is as of August 3, 2015.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund’s prospectus, the annual operating expense ratios (gross) for Institutional Shares and Investor Shares are 2.65% and 6.38%, respectively. However, the Fund’s adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, proxy expenses and extraordinary expenses) to 2.00% for Institutional Shares and 2.25% for Investor Shares, through at least November 30, 2019 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the adviser pursuant to the Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current Expense Cap and (ii) the Expense Cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. For the most recent month-end performance and current Fund prices, please call (855) 422-4518.

ABR DYNAMIC SHORT VOLATILITY FUND

PERFORMANCE CHART AND ANALYSIS (Unaudited)

JULY 31, 2019

The following chart reflects the change in the value of a hypothetical $100,000 investment in Institutional Shares, including reinvested dividends and distributions, in the ABR Dynamic Short Volatility Fund (the “Fund”) compared with the performance of the benchmark, FTSE 3-Month U.S. T-Bill Index, since inception. The FTSE 3-Month U.S. T-Bill Index measures return equivalents of yield averages that are not marked to market and consists of the last three three-month Treasury bill month-end rates. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.

Comparison of Change in Value of a $100,000 Investment

ABR Dynamic Short Volatility Fund - Institutional Shares vs. FTSE 3-Month U.S. T-Bill Index

Average Annual Total Returns
Periods Ended July 31, 2019	One Year	Since Inception(1)
ABR Dynamic Short Volatility Fund - Institutional Shares	9.46%	-7.80%
ABR Dynamic Short Volatility Fund - Investor Shares	9.07%	-8.45%
FTSE 3-Month U.S. T-Bill Index	2.33%	1.95%

(1)	Institutional Shares commenced operations on October 2, 2017 and Investor Shares commenced operations on October 11, 2017. The return shown for the FTSE 3-Month U.S. T-Bill Index is as of October 2, 2017.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund’s prospectus, the annual operating expense ratios (gross) for Institutional Shares and Investor Shares are 10.19% and 9.45%, respectively. However, the Fund’s adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, proxy expenses and extraordinary expenses) to 2.50% for Institutional Shares and 2.75% for Investor Shares, through at least November 30, 2019 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the adviser pursuant to the Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current Expense Cap and (ii) the Expense Cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. For the most recent month-end performance and current Fund prices, please call (855) 422-4518.

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2019

Principal	Security Description	Rate	Maturity	Value
U.S. Government & Agency Obligations - 65.5%
U.S. Treasury Securities - 65.5%
$27,000,000	U.S. Treasury Bill (a) (Cost $26,556,915)	1.83 -1.90%	06/18/20	$26,529,759
Investments, at value - 65.5% (Cost $26,556,915)				$26,529,759
Other Assets & Liabilities, Net - 34.5%				13,959,923
Net Assets - 100.0%				$40,489,682

(a)	Zero coupon bond. Interest rate presented is yield to maturity.

At July 31, 2019, the Fund held the following exchange traded futures contracts:

Contracts	Description	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation
72	CBOE VIX Future	08/21/19	$1,083,162	$1,157,400	$74,238
52	CBOE VIX Future	09/18/19	851,117	893,100	41,983
255	S&P 500 E-mini Future	09/20/19	37,299,260	38,024,325	725,065
			$39,233,539	$40,074,825	$841,286

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2019.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$–	$841,286
Level 2 - Other Significant Observable Inputs	26,529,759	–
Level 3 - Significant Unobservable Inputs	–	–
Total	$26,529,759	$841,286

*	Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation (depreciation) at year end.

The Level 1 value displayed in this table includes futures. The Level 2 value displayed in this table is U.S. Treasury Securities.

PORTFOLIO HOLDINGS (Unaudited)
% of Total Net Assets
U.S. Government & Agency Obligations	65.5%
Other Assets & Liabilities, Net	34.5%
100.0%

See Notes to Financial Statements.

ABR DYNAMIC SHORT VOLATILITY FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2019

Principal	Security Description	Rate	Maturity	Value
U.S. Government & Agency Obligations - 77.3%
U.S. Treasury Securities - 77.3%
$407,000	U.S. Treasury Bond	3.13%	08/15/44	$453,821
419,000	U.S. Treasury Bond	3.00	11/15/44	457,373
457,000	U.S. Treasury Bond	2.50	02/15/45	455,170
419,000	U.S. Treasury Bond	3.00	05/15/45	457,848
425,000	U.S. Treasury Bond	2.88	08/15/45	453,945
418,000	U.S. Treasury Bond	3.00	11/15/45	457,155
				2,735,312
Total U.S. Government & Agency Obligations (Cost $2,622,838)				2,735,312
Investments, at value - 77.3% (Cost $2,622,838)				$2,735,312
Other Assets & Liabilities, Net - 22.7%				803,410
Net Assets - 100.0%				$3,538,722

At July 31, 2019, the Fund held the following exchange traded futures contracts:

Contracts	Description	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
(24)	CBOE VIX Future	08/21/19	$(404,246)	$(385,800)	$18,446
(18)	CBOE VIX Future	09/18/19	(292,060)	(309,150)	(17,090)
			$(696,306)	$(694,950)	$1,356

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2019.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$–	$1,356
Level 2 - Other Significant Observable Inputs	2,735,312	–
Level 3 - Significant Unobservable Inputs	–	–
Total	$2,735,312	$1,356

*	Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation (depreciation) at year end.

The Level 1 value displayed in this table includes futures. The Level 2 value displayed in this table is U.S. Treasury Securities.

PORTFOLIO HOLDINGS (Unaudited)
% of Total Net Assets
U.S. Government & Agency Obligations	77.3%
Other Assets & Liabilities, Net	22.7%
100.0%

See Notes to Financial Statements.

ABR FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

JULY 31, 2019

	ABR Dynamic Blend Equity & Volatility Fund	ABR Dynamic Short Volatility Fund
ASSETS
Investments, at value (Cost $26,556,915 and $2,622,838, respectively)	$26,529,759	$2,735,312
Cash	8,637,941	39,549
Deposits with broker	4,722,023	629,527
Receivables:
Fund shares sold	657,682	81,601
Investment securities sold	–	31,450
Interest	9,653	24,815
From investment adviser	–	14,099
Prepaid expenses	30,627	10,999
Total Assets	40,587,685	3,567,352

LIABILITIES
Payables:
Fund shares redeemed	11,683	–
Accrued Liabilities:
Investment adviser fees	47,495	–
Fund services fees	8,154	6,211
Other expenses	30,671	22,419
Total Liabilities	98,003	28,630

NET ASSETS	$40,489,682	$3,538,722

COMPONENTS OF NET ASSETS
Paid-in capital	$40,428,639	$3,437,709
Distributable earnings	61,043	101,013
NET ASSETS	$40,489,682	$3,538,722

SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares	3,660,337	367,757
Investor Shares	314,106	93,537

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Institutional Shares (based on net assets of $37,331,374 and $2,823,752, respectively)	$10.20	$7.68
Investor Shares (based on net assets of $3,158,308 and $714,970, respectively)	$10.05	$7.64

See Notes to Financial Statements.

ABR FUNDS

STATEMENTS OF OPERATIONS

YEAR ENDED JULY 31, 2019

	ABR Dynamic Blend Equity & Volatility Fund	ABR Dynamic Short Volatility Fund
INVESTMENT INCOME
Interest income	$245,552	$73,400
Total Investment Income	245,552	73,400

EXPENSES
Investment adviser fees	621,276	104,395
Fund services fees	83,747	59,653
Transfer agent fees:
Institutional Shares	21,470	21,470
Investor Shares	21,470	21,470
Distribution fees:
Investor Shares	8,450	3,419
Custodian fees	5,004	5,384
Registration fees:
Institutional Shares	18,550	12,016
Investor Shares	17,210	12,013
Professional fees	27,702	26,386
Trustees' fees and expenses	4,830	2,274
Offering costs	–	3,233
Brokerage fees	6,516	5,916
Other expenses	67,872	22,211
Total Expenses	904,097	299,840
Fees waived and expenses reimbursed	(185,614)	(192,026)
Net Expenses	718,483	107,814

NET INVESTMENT LOSS	(472,931)	(34,414)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	–	(58,929)
Futures	(29,054)	192,438
Net realized gain (loss)	(29,054)	133,509
Net change in unrealized appreciation (depreciation) on:
Investments	(27,156)	114,030
Futures	590,199	(92,955)
Net change in unrealized appreciation (depreciation)	563,043	21,075
NET REALIZED AND UNREALIZED GAIN	533,989	154,584
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$61,058	$120,170

See Notes to Financial Statements.

ABR FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	ABR Dynamic Blend Equity & Volatility Fund		ABR Dynamic Short Volatility Fund
	For the Years Ended July 31,		For the Year	October 2, 2017*
	2019	2018	Ended July 31, 2019	through July 31, 2018
OPERATIONS
Net investment loss	$(472,931)	$(339,055)	$(34,414)	$(17,472)
Net realized gain (loss)	(29,054)	1,648,851	133,509	353,374
Net change in unrealized appreciation (depreciation)	563,043	183,022	21,075	92,755
Increase in Net Assets Resulting from Operations	61,058	1,492,818	120,170	428,657

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Shares	(1,166,701)	(614,001)	(313,280)	(3,686)
Investor Shares	(139,157)	(13,718)	(151,806)	(154)
Total Distributions Paid	(1,305,858)	(627,719)**	(465,086)	(3,840)**

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	26,732,916	13,258,596	1,870,260	2,938,401
Investor Shares	3,775,779	1,516,531	997,665	1,648,762
Reinvestment of distributions:
Institutional Shares	1,062,270	544,359	243,751	3,686
Investor Shares	139,157	13,718	151,806	154
Redemption of shares:
Institutional Shares	(13,259,134)	(6,212,030)	(2,037,468)	(239,841)
Investor Shares	(1,989,725)	(1,356,243)	(2,009,491)	(108,864)
Increase (Decrease) in Net Assets from Capital Share Transactions	16,461,263	7,764,931	(783,477)	4,242,298
Increase (Decrease) in Net Assets	15,216,463	8,630,030	(1,128,393)	4,667,115

NET ASSETS
Beginning of Period	25,273,219	16,643,189	4,667,115	–
End of Period	$40,489,682	$25,273,219	$3,538,722	$4,667,115

SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	2,645,296	1,251,061	264,762	397,754
Investor Shares	362,151	140,404	139,729	240,688
Reinvestment of distributions:
Institutional Shares	110,194	53,108	42,539	345
Investor Shares	14,617	1,346	26,586	14
Redemption of shares:
Institutional Shares	(1,333,224)	(580,788)	(312,390)	(25,253)
Investor Shares	(204,499)	(129,746)	(298,542)	(14,938)
Increase (Decrease) in Shares	1,594,535	735,385	(137,316)	598,610

* Commencement of operations.

** Distribution for July 31, 2018 was the result of net realized gains.

See Notes to Financial Statements.

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND

FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.

	For the Years Ended July 31,				August 3, 2015 (a)
	2019	2018	2017		Through July 31, 2016
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$10.63	$10.12	$9.67		$10.00
INVESTMENT OPERATIONS
Net investment loss (b)	(0.13)	(0.16)	(0.02)		(0.00	)(c)
Net realized and unrealized gain (loss)	0.08	1.00	0.59		(0.26	)(d)
Total from Investment Operations	(0.05)	0.84	0.57		(0.26)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	–	–	–		(0.02)
Net realized gain	(0.38)	(0.33)	(0.12)		(0.05)
Total Distributions to Shareholders	(0.38)	(0.33)	(0.12)		(0.07)

NET ASSET VALUE, End of Period	$10.20	$10.63	$10.12		$9.67
TOTAL RETURN	(0.31)%	8.45%	5.99%		(2.56	)%(e)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted)	$37,331	$23,783	$15,335		$1,410
Ratios to Average Net Assets:
Net investment loss	(1.31)%	(1.54)%	(0.21	)%(f)	(0.03	)%(f)(g)
Net expenses	2.00%	2.03%	2.00	%(f)	2.00	%(f)(g)
Brokerage fees	0.02%	0.03%	–	%(f)	–	%(f)(g)
Net expenses without brokerage fees	1.98%	2.00%	2.00	%(f)	2.00	%(f)(g)
Gross expenses (h)	2.41%	2.68%	4.63	%(f)	21.68	%(f)(g)
PORTFOLIO TURNOVER RATE	0%	0%	467%		739	%(e)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)	Less than $0.01 per share.
(d)	Per share amount does not accord with the amount reported in the Statement of Operations for the period ended July 31, 2016 due to the timing of Fund share sales and the amount per share of realized and unrealized gains and losses at such time.
(e)	Not annualized.
(f)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.
(g)	Annualized.
(h)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND

FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.

	For the Years Ended July 31,				August 14, 2015 (a)
	2019	2018	2017		Through July 31, 2016
INVESTOR SHARES
NET ASSET VALUE, Beginning of Period	$10.51	$10.08	$9.65		$9.99
INVESTMENT OPERATIONS
Net investment loss (b)	(0.16)	(0.19)	(0.03)		(0.01)
Net realized and unrealized gain (loss)	0.08	0.95	0.58		(0.26	)(c)
Total from Investment Operations	(0.08)	0.76	0.55		(0.27)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	–	–	–		(0.02)
Net realized gain	(0.38)	(0.33)	(0.12)		(0.05)
Total Distributions to Shareholders	(0.38)	(0.33)	(0.12)		(0.07)

NET ASSET VALUE, End of Period	$10.05	$10.51	$10.08		$9.65
TOTAL RETURN	(0.61)%	7.67%	5.79%		(2.70	)%(d)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted)	$3,158	$1,491	$1,308		$260
Ratios to Average Net Assets:
Net investment loss	(1.58)%	(1.80)%	(0.29	)%(e)	(0.14	)%(e)(f)
Net expenses	2.25%	2.28%	2.25	%(e)	2.25	%(e)(f)
Brokerage fees	0.02%	0.03%	–	%(e)	–	%(e)(f)
Net expenses without brokerage fees	2.23%	2.25%	2.25	%(e)	2.25	%(e)(f)
Gross expenses (g)	3.81%	6.41%	13.83	%(e)	41.59	%(e)(f)
PORTFOLIO TURNOVER RATE	0%	0%	467%		739	%(d)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)	Per share amount does not accord with the amount reported in the Statement of Operations for the period ended July 31, 2016 due to the timing of Fund share sales and the amount per share of realized and unrealized gains and losses at such time.
(d)	Not annualized.
(e)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.
(f)	Annualized.
(g)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.

ABR DYNAMIC SHORT VOLATILITY FUND

FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.

	For the Year Ended July 31, 2019	October 2, 2017 (a) Through July 31, 2018
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$7.80	$10.00
INVESTMENT OPERATIONS
Net investment loss (b)	(0.05)	(0.05)
Net realized and unrealized gain (loss)	0.57	(2.05	)(c)
Total from Investment Operations	0.52	(2.10)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain	(0.64)	(0.10)
Total Distributions to Shareholders	(0.64)	(0.10)

NET ASSET VALUE, End of Period	$7.68	$7.80
TOTAL RETURN	9.46%	(21.24	)%(d)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted)	$2,824	$2,909
Ratios to Average Net Assets:
Net investment loss	(0.74)%	(0.73	)%(e)
Net expenses	2.50%	2.66	%(e)
Brokerage fees	0.14%	0.16	%(e)
Net expenses without brokerage fees	2.36%	2.50	%(e)
Gross expenses (f)	6.66%	10.28	%(e)
PORTFOLIO TURNOVER RATE	963%	748	%(d)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)	Per share amount does not accord with the amount reported in the Statement of Operations for the period ended July 31, 2018 due to the timing of Fund share sales and the amount per share of realized and unrealized gains and losses at such time.
(d)	Not annualized.
(e)	Annualized.
(f)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.

ABR DYNAMIC SHORT VOLATILITY FUND

FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.

	For the Year Ended July 31, 2019	October 11, 2017 (a) Through July 31, 2018
INVESTOR SHARES
NET ASSET VALUE, Beginning of Period	$7.79	$10.06
INVESTMENT OPERATIONS
Net investment loss (b)	(0.07)	(0.06)
Net realized and unrealized gain (loss)	0.56	(2.11	)(c)
Total from Investment Operations	0.49	(2.17)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain	(0.64)	(0.10)
Total Distributions to Shareholders	(0.64)	(0.10)

NET ASSET VALUE, End of Period	$7.64	$7.79
TOTAL RETURN	9.07%	(21.81	)%(d)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted)	$715	$1,758
Ratios to Average Net Assets:
Net investment loss	(0.99)%	(0.95	)%(e)
Net expenses	2.75%	2.91	%(e)
Brokerage fees	0.14%	0.16	%(e)
Net expenses without brokerage fees	2.61%	2.75	%(e)
Gross expenses (f)	8.24%	9.55	%(e)
PORTFOLIO TURNOVER RATE	963%	748	%(d)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)	Per share amount does not accord with the amount reported in the Statement of Operations for the period ended July 31, 2018 due to the timing of Fund share sales and the amount per share of realized and unrealized gains and losses at such time.
(d)	Not annualized.
(e)	Annualized.
(f)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.

ABR FUNDS

NOTES TO FINANCIAL STATEMENTS

JULY 31, 2019

Note 1. Organization

ABR Dynamic Blend Equity & Volatility Fund and ABR Dynamic Short Volatility Fund (individually, a “Fund” and collectively, the “Funds”) are non-diversified portfolios of Forum Funds II (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund’s shares of beneficial interest without par value. Each Fund currently offers two classes of shares: Institutional Shares and Investor Shares. Institutional Shares and Investor Shares commenced operations on August 3, 2015, and August 14, 2015, respectively, for the ABR Dynamic Blend Equity & Volatility Fund, and October 2, 2017 and October 11, 2017, respectively, for the ABR Dynamic Short Volatility Fund. The ABR Dynamic Blend Equity & Volatility Fund’s investment objective is to seek investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a benchmark index that measures the investment returns of a dynamic ratio of large-capitalization stocks and the volatility of large-capitalization stocks. The ABR Dynamic Short Volatility Fund’s investment objective is to seek long-term capital appreciation.

Note 2. Summary of Significant Accounting Policies

The Funds are investment companies and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of each Fund:

Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Debt securities may be valued at prices supplied by a fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity. Futures contracts are valued at the day’s settlement price on the exchange where the contract is traded. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.

Each Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the “Board”) if (1) market quotations are not readily available or (2) the Adviser, as defined in Note 4, believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in each Fund’s registration statement, performs certain functions as they relate to the administration and oversight of each Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical assets and liabilities.

ABR FUNDS

NOTES TO FINANCIAL STATEMENTS

JULY 31, 2019

Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.

Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The aggregate value by input level, as of July 31, 2019, for each Fund’s investments is included in each Fund’s Schedule of Investments.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Futures Contracts – Each Fund may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Notional amounts of each individual futures contract outstanding as of July 31, 2019, for each Fund, are disclosed in the Schedules of Investments.

Distributions to Shareholders – Each Fund declares any dividends from net investment income and pays them annually. Any net capital gains realized by the Funds are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by each Fund.

Federal Taxes – Each Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of their taxable income to shareholders. In addition, by distributing in each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. Each Fund will file a U.S. federal income and excise tax return as required. Each Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of July 31, 2019, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

The Funds' class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of each Fund.

ABR FUNDS

NOTES TO FINANCIAL STATEMENTS

JULY 31, 2019

Commitments and Contingencies – In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. Each Fund has determined that none of these arrangements requires disclosure on each Fund’s balance sheet.

Offering Costs – Offering costs for the ABR Dynamic Short Volatility Fund of $19,401 consisted of fees related to the mailing and printing of the initial prospectus, certain startup legal costs, and initial registration filings. Such costs are amortized over a twelve-month period beginning with the commencement of operations of the ABR Dynamic Short Volatility Fund.

Note 3. Cash – Concentration in Uninsured Account

For cash management purposes, each Fund may concentrate cash with each Fund’s custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of July 31, 2019, the ABR Dynamic Blend Equity & Volatility Fund Fund had $8,387,941 at MUFG Union Bank, N.A. that exceeded the FDIC insurance limit.

Note 4. Fees and Expenses

Investment Adviser – ABR Dynamic Funds, LLC (the “Adviser”) is the investment adviser to the Funds. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, at an annual rate of 1.75% and 2.50% of the average daily net assets of the ABR Dynamic Blend Equity & Volatility Fund and ABR Dynamic Short Volatility Fund, respectively.

Distribution – Foreside Fund Services, LLC serves as each Fund’s distributor (the “Distributor”). The Funds have adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 of the Act. Under the Plan, each Fund may pay the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of each Fund’s average daily net assets of Investor Shares for providing distribution and/ or shareholder services to the Funds. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings, LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates.

Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to each Fund. The fees related to these services are included in Fund services fees and Transfer agent fees within the Statements of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex services agreement, each Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to each Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Trust pays each Independent Trustee an annual fee of $16,000 ($21,000 for the Chairman) for service to the Trust. The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees’ fees attributable to each Fund is disclosed in the Statements of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from each Fund.

Note 5. Expenses Reimbursed and Fees Waived

The Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, proxy expenses and extraordinary expenses) to 2.00% for Institutional Shares and 2.25% for Investor Shares of the ABR Dynamic Blend Equity & Volatility Fund and 2.50% for Institutional Shares and 2.75% for Investor Shares of the ABR Dynamic Short Volatility Fund, through at least at least November 30, 2019. Other Fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. These voluntary fee waivers and reimbursements may be reduced or eliminated at any time. For the year ended July 31, 2019, fees waived and expenses reimbursed were as follows:

	Investment Adviser Fees Waived	Investment Adviser Expenses Reimbursed	Other Waivers	Total Fees Waived and Expenses Reimbursed
ABR Dynamic Blend Equity & Volatility Fund	$153,233	$–	$32,381	$185,614
ABR Dynamic Short Volatility Fund	104,395	60,069	27,562	192,026

ABR FUNDS

NOTES TO FINANCIAL STATEMENTS

JULY 31, 2019

The Adviser may be reimbursed by each Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of July 31, 2019, $476,544 and $298,145 is subject to recapture by the Adviser for the ABR Dynamic Blend Equity & Volatility Fund and ABR Dynamic Short Volatility Fund, respectively. Other Waivers are not eligible for recoupment.

Note 6. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, during the year ended July 31, 2019, were as follows:

	U.S. Government Obligations
	Purchases	Sales
ABR Dynamic Blend Equity & Volatility Fund	$–	$–
ABR Dynamic Short Volatility Fund	20,455,210	21,422,717

Note 7. Summary of Derivative Activity

The volume of open derivative positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the exposure desired by the Adviser. The total value of transactions for the year ended July 31, 2019, for any derivative type that was held is as follows:

	ABR Dynamic Blend Equity & Volatility Fund	ABR Dynamic Short Volatility Fund
Futures Contracts	$448,733,807	$29,355,664

Each Fund’s use of derivatives during the year ended July 31, 2019, was limited to futures contracts.

Realized and unrealized gains and losses on derivatives contracts during the year ended July 31, 2019, by each Fund are recorded in the following locations on the Statement of Operations:

ABR Dynamic Blend Equity & Volatility Fund

Location:	Equity Contracts
Net realized gain (loss) on:
Futures	$(29,054)
Total net realized gain (loss)	$(29,054)

Net change in unrealized appreciation (depreciation) on:
Futures	$590,199
Total net change in unrealized appreciation (depreciation)	$590,199

ABR Dynamic Short Volatility Fund

Location:	Equity Contracts
Net realized gain (loss) on:
Futures	$192,438
Total net realized gain (loss)	$192,438

Net change in unrealized appreciation (depreciation) on:
Futures	$(92,955)
Total net change in unrealized appreciation (depreciation)	$(92,955)

ABR FUNDS

NOTES TO FINANCIAL STATEMENTS

JULY 31, 2019

Note 8. Federal Income Tax

As of July 31, 2019, the cost of investments and components of net unrealized appreciation (depreciation) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ABR Dynamic Blend Equity & Volatility Fund	$26,556,915	$–	$(27,156)	$(27,156)
ABR Dynamic Short Volatility Fund	2,630,841	104,691	(220)	104,471

Distributions paid during the fiscal periods ended as noted were characterized for tax purposes as follows:

	Ordinary Income	Long-Term Capital Gain	Total
ABR Dynamic Blend Equity & Volatility Fund
2019	$373,673	$932,185	$1,305,858
2018	234,658	393,061	627,719
ABR Dynamic Short Volatility Fund
2019	193,531	271,555	465,086
2018	687	3,153	3,840

As of July 31, 2019, distributable earnings (accumulated loss) on a tax basis for the Funds were as follows:

	Undistributed Long-Term Gain	Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total
ABR Dynamic Blend Equity & Volatility Fund	$336,672	$(248,473)	$(27,156)	$61,043
ABR Dynamic Short Volatility Fund	9,846	(13,304)	104,471	101,013

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales and futures mark-to-market.

For tax purposes, the current year late-year ordinary losses were $248,473 and $13,304 for the ABR Dynamic Blend Equity & Volatility Fund and ABR Dynamic Short Volatility Fund, respectively (realized during the period January 1, 2019 through July 31, 2019). These losses will be recognized for tax purposes on the first business day of each Fund’s next fiscal year, August 1, 2019.

On the Statements of Assets and Liabilities, as a result of permanent book to tax differences, certain amounts have been reclassified for the year ended July 31, 2019. The following reclassifications were the result of unused net operating losses and have no impact on the net assets of the Fund.

	Distributable Earnings	Paid-in-Capital
ABR Dynamic Short Volatility Fund	$21,112	$(21,112)

Note 9. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and each Fund has had no such events.

REPORT OF INDEPENDENT REGISTERED ACCOUNTING FIRM

To the Board of Trustees of Forum Funds II and the Shareholders of

ABR Dynamic Blend Equity & Volatility Fund and ABR Dynamic Short Volatility Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of ABR Dynamic Blend Equity & Volatility Fund, a series of shares of beneficial interest in Forum Funds II, including the schedule of investments, as of July 31, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights as noted in the table below, and the related notes. We have also audited the accompanying statement of assets and liabilities of ABR Dynamic Short Volatility Fund, a series of shares of beneficial interest in Forum Funds II (collectively, the “Funds”), including the schedule of investments, as of July 31, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and for the period October 2, 2017 (commencement of operations) through July 31, 2018, and the financial highlights as noted in the table below, and the related notes. (All of these statements and notes referred to in the previous sentences are collectively referred to as the “financial statements”.) In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of July 31, 2019, and the results of their operations for the year then ended, the changes in their net assets for each of the years or periods in the two-year period then ended and their financial highlights as noted in the table below, in conformity with accounting principles generally accepted in the United States of America.

ABR Dynamic Blend Equity & Volatility Fund

Institutional Shares: Financial highlights for each of the years in the three-year period ended July 31, 2019 and for the period from August 3, 2015 (commencement of operations) through July 31, 2016

Investor Shares: Financial highlights for each of the years in the three-year period ended July 31, 2019 and for the period from August 14, 2015 (commencement of operations) through July 31, 2016

ABR Dynamic Short Volatility Fund

Institutional Shares: Financial highlights for the year ended July 31, 2019 and for the period from October 2, 2017 (commencement of operations) through July 31, 2018

Investor Shares: Financial highlights for the year ended July 31, 2019 and for the period from October 11, 2017 (commencement of operations) through July 31, 2018

Basis for Opinion

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2019 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Forum Funds II since 2013.

Philadelphia, Pennsylvania

September 27, 2019

ABR FUNDS

ADDITIONAL INFORMATION (Unaudited)

JULY 31, 2019

Investment Advisory Agreement Approval

At the June 14, 2019 Board meeting (the “June meeting”), the Board, including the Independent Trustees, met in person and considered the approval of the continuance of the investment advisory agreement between the Adviser and the Trust pertaining to the Funds (the “Advisory Agreement”). In preparation for the June meeting, the Board was presented with a range of information to assist in its deliberations. The Board requested and reviewed written responses from the Adviser to a letter circulated on the Board's behalf concerning the Adviser’s personnel, operations, financial condition, performance, compensation and services provided to the Fund by the Adviser. During its deliberations, the Board received an oral presentation from the Adviser and discussed the materials with the Adviser, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and, as necessary, with the Trust's administrator, Apex Fund Services. The Independent Trustees also met in executive session with Independent Legal Counsel while deliberating.

At the June meeting, the Board reviewed, among other matters, the topics discussed below.

Nature, Extent & Quality of Services

Based on written materials received and the presentation from senior representatives of the Adviser regarding the personnel, operations, and financial condition of the Adviser, the Board considered the quality of services provided by the Adviser under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser with principal responsibility for the Fund, as well as the investment philosophy and decision-making process of those professionals and the capability and integrity of the Adviser’s senior management and staff.

The Board considered also the adequacy of the Adviser’s resources and noted the Adviser’s representations that the firm is financially stable and has the operational capability and the necessary staffing and experience to continue providing quality investment advisory services to the Funds. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the approval of the Advisory Agreement, and other relevant considerations, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided to the Funds under the Advisory Agreement.

Performance

In connection with a presentation by the Adviser regarding its approach to managing the Funds, including the investment objective and strategy of each Fund, the Board reviewed the performance of the each Fund compared to their respective benchmarks and compared to independent peer groups of funds identified by Broadridge Financial Solutions, Inc. (“Broadridge”) believed to have characteristics similar to those of the Funds.

The Board observed that the ABR Dynamic Blend Equity & Volatility Fund underperformed the S&P 500 Index, the ABR Dynamic Blend Equity & Volatility Fund’s primary benchmark index, for the one- and three-year periods ended March 31, 2019, and for the period since the ABR Dynamic Blend Equity & Volatility Fund’s inception on August 3, 2015. The Board noted the Adviser’s representation that the primary benchmark index is a broad-based securities market index that is not believed to provide the most representative comparison of the ABR Dynamic Blend Equity & Volatility Fund’s performance due to the unique nature of the ABR Dynamic Blend Equity & Volatility Fund’s investment strategy. At the Adviser’s request, the Board considered the ABR Dynamic Blend Equity & Volatility Fund’s performance against that of the CBOE Eurekahedge Long Volatility Hedge Fund Index (the “Comparable Index”), which was believed by the Adviser to serve as a more representative comparative benchmark for the ABR Dynamic Blend Equity & Volatility Fund because the constituents of the Comparable Index employ investment strategies that take a net long view on implied volatility with a goal of positive absolute return, similar to the ABR Dynamic Blend Equity & Volatility Fund. The Board observed that the ABR Dynamic Blend Equity & Volatility Fund outperformed the Comparable Index for the one- and three-year periods ended March 31, 2019.

The Board also observed that the ABR Dynamic Blend Equity & Volatility Fund underperformed the median of its Broadridge peers for the one- and three-year periods ended March 31, 2019. The Board noted the Adviser’s representation that the unique nature of the ABR Dynamic Blend Equity & Volatility Fund’s investment strategy resulted in a limited universe of peer funds and that the peer funds identified by Broadridge were not believed to provide the most representative comparison due to the peer funds’ low correlation to the holdings in the ABR Dynamic Blend Equity & Volatility Fund’s portfolio and the differences in the peer funds’ approaches to managing volatility in the investment strategies employed. At the request of the Adviser, the Board compared the performance of the ABR Dynamic Blend Equity & Volatility Fund to a group of funds identified by the Adviser as having characteristics more closely aligned to those of the ABR Dynamic Blend Equity & Volatility Fund (the “Long Volatility Comparable Peers”). The Board observed that the ABR Dynamic Blend Equity & Volatility Fund underperformed the Long Volatility Comparable Peers for the one- and three-

ABR FUNDS

ADDITIONAL INFORMATION (Unaudited)

JULY 31, 2019

year periods ended March 31, 2019, but that the performance of the ABR Dynamic Blend Equity & Volatility Fund more closely aligned with the performance of the Long Volatility Comparable Peers than the performance of the Broadridge peers. The Board also noted the Adviser’s representation that the ABR Dynamic Blend Equity & Volatility Fund performed in line with the Adviser’s expectations during the periods of heightened market volatility in the first quarter of 2018, which demonstrated the effectiveness of the ABR Dynamic Blend Equity & Volatility Fund’s investment strategy during market volatility.

The Board observed that the ABR Dynamic Short Volatility Fund outperformed the Citigroup 3-Month U.S. T-Bill Index, the ABR Dynamic Short Volatility Fund’s primary benchmark index, for the one-year period ended March 31, 2019, and underperformed the primary benchmark for the period since the ABR Dynamic Short Volatility Fund’s inception on October 2, 2017. The Board noted the Adviser’s representation that the ABR Dynamic Short Volatility Fund’s underperformance over the period since the ABR Dynamic Short Volatility Fund’s inception was largely a result of the historic market volatility during the first quarter of 2018, which had a disproportionately negative impact on the ABR Dynamic Short Volatility Fund’s performance over longer periods. The Board further noted the Adviser’s representation that the primary benchmark index was not believed to provide the most representative comparison of the ABR Dynamic Short Volatility Fund’s performance due to the unique nature of the ABR Dynamic Short Volatility Fund’s investment strategy. At the Adviser’s request, the Board considered the ABR Dynamic Short Volatility Fund’s performance against that of the CBOE Eurekahedge Short Volatility Index (the “Comparable Index”), which was believed by the Adviser to serve as a more representative comparative benchmark for the ABR Dynamic Short Volatility Fund because the constituents of the Comparable Index employ investment strategies that take a net short view on implied volatility with a goal of positive absolute return, similar to the ABR Dynamic Short Volatility Fund. The Board observed that the ABR Dynamic Short Volatility Fund outperformed the Comparable Index for the one-year period ended March 31, 2019.

The Board also observed that the ABR Dynamic Short Volatility Fund outperformed the median of its Broadridge peers for the one-year period ended March 31, 2019; however, the Board noted that the unique nature of the investment strategy employed for the ABR Dynamic Short Volatility Fund resulted in a very limited universe of peer funds such that the Broadridge peers did not provide a particularly meaningful comparison. At the request of the Adviser, the Board compared the performance of the ABR Dynamic Short Volatility Fund to a group of funds identified by the Adviser as having characteristics more closely aligned to those of the ABR Dynamic Short Volatility Fund (the “Short Volatility Comparable Peers”). The Board observed that the ABR Dynamic Short Volatility Fund performed favorably relative to the Short Volatility Comparable Peers, noting that most of the Short Volatility Comparable Peers had recently been liquidated due to large losses stemming from the February 2018 market volatility, which the ABR Dynamic Short Volatility Fund was able to mitigate, in part, due to the dynamic rebalancing component in the ABR Dynamic Short Volatility Fund’s investment strategy. The Board also noted the Adviser’s representation that the ABR Dynamic Short Volatility Fund performed in line with the Adviser’s expectations during the periods of heightened market volatility in the first quarter of 2018, which demonstrated the effectiveness of the ABR Dynamic Short Volatility Fund’s investment strategy during market volatility.

Based on the foregoing and other relevant considerations, the Board concluded that the Adviser’s management of the Funds could benefit the Funds and their shareholders.

Compensation

The Board evaluated the Adviser’s compensation for providing advisory services to the Funds and analyzed comparative information on actual advisory fee rates and actual total expense ratios of the Funds’ respective Broadridge peer groups and Comparable Peers. The Board noted that the actual advisory fee rate and total expense ratio for the ABR Dynamic Blend Equity & Volatility Fund were each higher than the median of its Broadridge peer group and were less than the median of the Long Volatility Comparable Peers. The Board noted that the actual advisory fee rate for the ABR Dynamic Short Volatility Fund was less than the median of its Broadridge peers and the total expense ratio for the ABR Dynamic Short Volatility Fund was higher than the median of its Broadridge peers. The Board noted that the actual advisory fee rate and total expense ratio for the ABR Dynamic Short Volatility Fund were each higher than the average of the Short Volatility Comparable Peers. The Board noted also the Adviser’s representation that the contractual and actual advisory fee rates and total expense ratios of the Funds were believed to be within a reasonable range of the Funds’ Comparable Peers in light of the Adviser’s anticipated profit margin and services provided by the Adviser. Finally, the Board noted that the Adviser had imposed contractual expense caps, which required the Adviser to waive its advisory fees as necessary to ensure that each Fund’s expenses did not exceed the contractual cap, and that the Adviser was currently waiving all or a portion of its advisory fees for each Fund. Based on the foregoing, and other relevant considerations, the Board concluded that the Adviser’s advisory fee rate charged to each Fund was reasonable.

ABR FUNDS

ADDITIONAL INFORMATION (Unaudited)

JULY 31, 2019

Cost of Services and Profitability

The Board considered information provided by the Adviser regarding the costs of services and its profitability with respect to the Funds. In this regard, the Board considered the Adviser’s resources devoted to the Funds in the aggregate, as well as the Adviser’s discussion of the aggregate costs and profitability of its mutual fund activities. The Board noted the Adviser’s representation that it continued to waive its advisory fee as necessary to ensure each Fund’s expenses did not exceed the contractual expense cap. Based on these and other applicable considerations, the Board concluded that the Adviser’s profits attributable to management of the Funds did not appear unreasonably high in light of the nature, extent and quality of the services provided by the Adviser.

Economies of Scale

The Board considered whether the Funds would benefit from any economies of scale. In this respect, the Board noted that the Adviser did not have breakpoints in its advisory fee, and the Board further noted the Adviser’s discussions in this regard. Based on the foregoing information and other applicable considerations, the Board concluded that economies of scale were not a material factor in approving the Advisory Agreement with respect to the Funds.

Other Benefits

The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Funds. Based on the foregoing representation and other applicable considerations, the Board concluded that other benefits received by the Adviser from its relationship with the Funds were not a material factor in approving the continuation of the Advisory Agreement.

Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund/Trustee Counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

Proxy Voting Information

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to securities held in each Fund’s portfolio is available, without charge and upon request, by calling (855) 422-4518 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. Each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (855) 422-4518 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Expense Example

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees (for Investor Shares only) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2019 through July 31, 2019.

ABR FUNDS

ADDITIONAL INFORMATION (Unaudited)

JULY 31, 2019

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Expenses Paid During Period*	Annualized Expense Ratio*
ABR Dynamic Blend Equity & Volatility Fund
Institutional Shares
Actual	$1,000.00	$1,069.18	$10.26	2.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.88	$9.99	2.00%
Investor Shares
Actual	$1,000.00	$1,068.01	$11.54	2.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.64	$11.23	2.25%

ABR Dynamic Short Volatility Fund
Institutional Shares
Actual	$1,000.00	$1,280.00	$14.13	2.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,012.40	$12.47	2.50%
Investor Shares
Actual	$1,000.00	$1,277.59	$15.53	2.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,011.16	$13.71	2.75%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) divided by 365 to reflect the half-year period.

Federal Tax Status of Dividends Declared during the Fiscal Year

For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The Funds designate 100.00% of the income dividends as short-term capital gain dividends exempt from U.S. tax for foreign shareholders (QSD).

Pursuant to Section 852(b)(3) of the Internal Revenue Code, ABR Dynamic Blend Equity & Volatility Fund and ABR Dynamic Short Volatility Fund designated $932,185 and $271,555, as long-term capital gain dividends, respectively.

Trustees and Officers of the Trust

The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the Trust. Each Trustee and officer holds office until the person resigns, is removed, or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland, Maine 04101. Each Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (855) 422-4518.

ABR FUNDS

ADDITIONAL INFORMATION (Unaudited)

JULY 31, 2019

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Series in Fund Complex Overseen By Trustee	Other Directorships Held By Trustee During Past Five Years
Independent Trustees
David Tucker Born: 1958	Chairman of the Board; Trustee; Chairman, Nominating Committee and Qualified Legal Compliance Committee	Since 2013	Director, Blue Sky Experience (a charitable endeavor), since 2008; Senior Vice President & General Counsel, American Century Companies (an investment management firm), 1998-2008.	2	Trustee, Forum Funds; Trustee, U.S. Global Investors Funds.
Mark D. Moyer Born: 1959	Trustee; Chairman Audit Committee	Since 2013	Chief Financial Officer, Freedom House (a NGO advocating political freedom and democracy), since 2017; independent consultant providing interim CFO services, principally to non-profit organizations, 2011-2017; Chief Financial Officer, Institute of International Education (a NGO administering international educational exchange programs), 2008-2011; Chief Financial Officer and Chief Restructuring Officer, Ziff Davis Media Inc. (an integrated media company), 2005-2008; Adjunct Professor of Accounting, Fairfield University from 2009-2012.	2	Trustee, Forum Funds; Trustee, U.S. Global Investors Funds.
Jennifer Brown-Strabley Born: 1964	Trustee	Since 2013	Principal, Portland Global Advisors (a registered investment adviser), 1996-2010.	2	Trustee, Forum Funds; Trustee, U.S. Global Investors Funds.
Interested Trustees(1)
Stacey E. Hong Born: 1966	Trustee	Since 2013	Director, Apex Fund Services since 2019; President, Atlantic Fund Services 2008-2019.	2	Trustee, Forum Funds, Trustee, U.S. Global Investors Funds.
Jessica Chase Born: 1970	Trustee	Since 2019	Director, Apex Fund Services since 2019; Senior Vice President, Atlantic Fund Services 2008-2019.	2	Trustee, Forum Funds, Trustee, U.S. Global Investors Funds.

(1)	Stacey E. Hong and Jessica Chase are currently treated as interested persons of the Trust, as defined in the 1940 Act, due to their affiliation with Apex Fund Services. Apex Fund Services is a wholly owned subsidiary of Apex US Holdings LLC. Jessica Chase is also currently an interested person of the Trust, as defined in the 1940 Act, due to her role as President of the Trust.

ABR FUNDS

ADDITIONAL INFORMATION (Unaudited)

JULY 31, 2019

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Jessica Chase Born: 1970	President; Principal Executive Officer	Since 2015	Director, Apex Fund Services since 2019; Senior Vice President, Atlantic Fund Services 2008-2019.
Karen Shaw Born: 1972	Treasurer; Principal Financial Officer	Since 2013	Senior Vice President, Apex Fund Services since 2019; Senior Vice President, Atlantic Fund Services 2008-2019.
Zachary Tackett Born: 1988	Vice President; Secretary and Anti- Money Laundering Compliance Officer	Since 2014	Counsel, Apex Fund Services since 2019; Counsel, Atlantic Fund Services 2014-2019.
Timothy Bowden Born: 1969	Vice President	Since 2013	Manager, Apex Fund Services since 2019; Manager, Atlantic Fund Services 2008-2019.
Michael J. McKeen Born: 1971	Vice President	Since 2013	Senior Vice President, Apex Fund Services since 2019; Senior Vice President, Atlantic Fund Services 2008-2019.
Geoffrey Ney Born: 1975	Vice President	Since 2013	Manager, Apex Fund Services since 2019; Manager, Atlantic Fund Services 2013-2019.
Todd Proulx Born: 1978	Vice President	Since 2013	Manager, Apex Fund Services since 2019; Manager, Atlantic Fund Services 2013-2019.
Carlyn Edgar Born: 1963	Chief Compliance Officer	Since 2013	Senior Vice President, Apex Fund Services since 2019; Senior Vice President, Atlantic Fund Services 2008-2019.

ABR FUNDS

FOR MORE INFORMATION:

P.O. Box 588

Portland, ME 04112

(855) 422-4518 (toll free)

INVESTMENT ADVISER

ABR Dynamic Funds, LLC

48 Wall Street

New York, NY 10005

TRANSFER AGENT

Apex Fund Services

P.O. Box 588

Portland, ME 04112

www.apexfundservices.com

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of its management, and other information. For the most recent month-end performance and current fund prices, please call (855) 422-4518.

227-ANR-0719

ITEM 2. CODE OF ETHICS.
(a)
As of the end of the period covered by this report, Forum Funds II (the “Registrant”) has adopted  a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).

(c)	There have been no amendments to the Registrant's Code of Ethics during the period covered by this report.

(d)       There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.

(e)        Not applicable.

(f) (1)  A copy of the Code of Ethics is being filed under Item 13(a) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has determined that Mr. Mark Moyer is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines. Mr. Moyer is a non- “interested” Trustee (as defined in Section 2(a)(19) under the Investment Company Act of 1940, as amended (the “Act”)), and serves as Chairman of the Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $25,500 in 2018 and $28,000 in 2019.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2018 and $0 in 2019.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $6,000 in 2018 and $6,000 in 2019.  These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs  (a) through (c) of this Item, were $0 in 2018 and $0 in 2019.

(e) (1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”).  In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series.  The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2018 and $0 in 2019.  There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.

(h) During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.

(a)	Included as part of report to shareholders under Item 1.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Code of Ethics (Exhibit filed herewith).

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Forum Funds II

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	September 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	September 25, 2019

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	September 25, 2019